Restricted financial assets (Narrative) (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Restricted Financial Assets [Line Items]
Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances	$ 11,206	$ 12,516
UBS AG
Restricted Financial Assets [Line Items]
Pledged mortgage loans serve as collateral for existing liabilities against Swiss central mortgage institutions and for existing covered bond issuances	$ 11,206	$ 12,516